Derivative Financial Instruments	6 Months Ended
Jun. 30, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments
8.           Derivative Financial Instruments
The Group enters into derivative instruments such as futures and forward contracts primarily for duration, interest rate and foreign currency exposure management. The Group’s derivative instruments are generally traded under International Swaps and Derivatives Association master agreements, which establish the terms of the transactions entered into with the Group’s derivative counterparties. In the event one party becomes insolvent or otherwise defaults on its obligations, a master agreement generally permits the non-defaulting party to accelerate and terminate all outstanding transactions and net the transactions’ marked-to-market values so that a single sum in a single currency will be owed by, or owed to, the non-defaulting party. Effectively, this contractual close-out netting reduces credit exposure from gross to net exposure.
The following tables identify the listing currency, fair value and notional amounts of derivative instruments included in the Consolidated Balance Sheets, categorized by primary underlying risk:

		June 30, 2024		December 31, 2023
	Listing currency (1)	Notional amounts(2)	Fair value	Notional amounts(2)	Fair value
Derivative liabilities by primary underlying risk
Foreign exchange contracts
Forwards (3)	AUD/CAD/EUR/GBP/JPY	$86.5	$(1.3)	$(9.7)	$(1.1)
Total derivative liabilities		$86.5	$(1.3)	$(9.7)	$(1.1)
__________________
(1)AUD = Australian Dollar, CAD = Canadian Dollar, EUR = Euro, GBP = British pound and JPY = Japanese Yen.
(2)The absolute notional exposure represents the Group’s derivative activity, which is representative of the volume of derivatives held during the period.
(3)Contracts used to manage foreign currency risks in underwriting and non-investment operations.
The following table presents derivative instruments by major risk type, the Group’s net realized gains/(losses) and change in net unrealized gains/(losses) relating to derivative trading activities for the three and six months ended June 30, 2024 and 2023. Net realized gains/(losses) and net unrealized gains/(losses) related to derivatives are included in net foreign exchange losses in the Consolidated Statements of Income.

	Three Months Ended				Six Months Ended
	June 30, 2024		June 30, 2023		June 30, 2024		June 30, 2023
Derivatives	Net realized gains/(losses)	Change in net unrealized gains/(losses)	Net realized gains/(losses)	Change in net unrealized gains/(losses)	Net realized gains/(losses)	Change in net unrealized gains/(losses)	Net realized gains/(losses)	Change in net unrealized gains/(losses)
Foreign exchange contracts
Forwards (1)	$1.6	$(1.2)	$(4.1)	$2.3	$(1.3)	$(0.3)	$2.3	$(7.6)
Total foreign exchange contracts	1.6	(1.2)	(4.1)	2.3	(1.3)	(0.3)	2.3	(7.6)
Total	$1.6	$(1.2)	$(4.1)	$2.3	$(1.3)	$(0.3)	$2.3	$(7.6)
__________________
(1)Contracts used to manage foreign currency risks in underwriting and non-investment operations.
The Group obtains/provides collateral from/to counterparties for OTC derivative financial instruments in accordance with bilateral credit facilities.
The Group does not offset its derivative instruments and presents all amounts in the Consolidated Balance Sheets on a gross basis. Unrealized gains are included within other assets and unrealized losses are included within other liabilities. The Group has pledged cash collateral to counterparties to support the current value of amounts due to the counterparties based on the value of the underlying security.